Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,038,000
Previously Paid Amount	0.00
Total Fee Amount	90.31
Total Offset Amount	0.00
Net Fee	90.31
Narrative - Max Aggregate Offering Price	$ 1,038,000
Final Prospectus	true